Fully Benefit-Responsive Investment Contracts With Financial Institutions (Details) - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fully Benefit-Responsive Investment Contracts With Financial Institutions [Line Items]
Fully benefit-responsive investment contracts	$ 558,208,000	$ 592,127,000
Synthetic GICs [Member]
Fully Benefit-Responsive Investment Contracts With Financial Institutions [Line Items]
Fully benefit-responsive investment contracts	$ 558,208,215	$ 592,126,682